Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0002064947
Registrant Name	WaterBridge Infrastructure LLC
Registration File Number	333-289823
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Securities 424I N/A	N/A